Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

May 17, 2005

David Ritenour
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Advanced ID Corporation
      Preliminary Proxy Statement on Schedule 14A
      File No. 0-24965

Dear Mr. Ritenour:

Pursuant to your letter dated May 6, 2005, please note the following:

General

1. Please be advised that an annual report to security holders of Advanced ID will accompany the delivery of the proxy statement as required by Rule 14z-3(b) of Regulation 14A.

2.  The disclosure has been revised to state:

This proxy statement and form of proxy will be first sent or given to security holders on or before May 25, 2005.

3. All applicable information required by Item 7(b), (c), (d), (f), and (h) of Schedule 14A has been included.

4. The treatment and effect of abstentions and broker non-votes has been discussed as follows:

With respect to each matter to be acted upon at the meeting, abstentions on properly executed proxy cards will be counted for determining a quorum at the meeting; however, such abstentions and shares not voted by brokers and other entities holding shares on behalf of beneficial owners will not be counted in calculating voting results on those matters for which the shareholder has abstained or the broker has not voted.

Information about the Annual Meeting and Voting
How Do I Vote the Proxy?

5.  Completed as requested.  The following was added.

If you properly fill in your proxy and ensure it is received by us on or before the meeting date of June 9, 2005 (indicated on the voting card) to vote, your "proxy" (Barry Bennett, President and CEO of Advanced ID Corporation) will vote your shares as you

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have directed.  If you sign the proxy card but do not make specific choices, your proxy will vote your shares as recommended by the Board.

May I Revoke My Proxy?

6.   Completed as requested, the following was added.

   -   You may notify Advanced ID's Secretary in writing at any time
prior to the Annual Meeting that you have revoked your proxy.   No
specific revocation form is required.
   -   You may submit a later dated proxy before the Annual Meeting.
   -   You may vote in person at the Annual Meeting.

Send all written notice or later dated proxies to:
Advanced ID Corporation
#14, 6143 - 4th Street SE
Calgary, Alberta, Canada

Which Stockholders own at least 5% of Advanced ID's Common Stock?

7.   Completed as requested.

Information about Directors and Executive Officers
Compensation of the Board of Directors

8.  Completed as requested.

How We Compensate Executive Officers

9.  Completed as requested.

Discussion of Proposals by the Board
Proposal 1: Re-Election of Directors

10. This was previously stated at the bottom of the section but has been moved before the information on the nominees to make it clearer to our readers.

Proposal 2: Re-Appointment of Auditors

11. The following language has been added.

The Board has selected Lopez, Blevins, Bork & Associates, LLP to audit the financial statements of Advanced ID for the fiscal year ending December 31, 2005 and recommends that the shareholders vote for
ratification of such appointment.   Notwithstanding the selection, the
Board, in its discretion, may direct the appointment of new independent accountants at any time during the year, if the Board feels that such a change would be in the best



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interests of Advanced ID and its shareholders.   In the event of a
negative vote on ratification, the Board of Directors will reconsider its selection.

Our auditors are expected to be available by telephone during the
Annual Meeting.   They will have the opportunity to make a statement if
they desire to do so and are expected to be available to respond to appropriate questions.

Proposal 3: Change Domicile to Nevada

12. Completed as requested.  The following was added.

If approved by shareholders, the change in domicile to Nevada will be accomplished by completing the requisite documentation. The change in domicile will not be accomplished through a merger or acquisition and there exists no conditions precedent to effect a change in domicile from South Dakota to Nevada.

13. Completed as requested. Please note that we have not yet drafted a copy of the charter and bylaws of the Nevada corporation at this time so we are unable to include it as an appendix. We have noted in our proxy that it is our intent to maintain our current charter and by-laws with the exception of changing any reference from South Dakota to Nevada. See paragraph added in comment #14.

14. Completed as requested.  The following was added.

It is the intent of the Company to maintain our current corporate governance, by-laws and control-related provisions should shareholders approves the change in domicile from South Dakota to Nevada. We have no plans to amend our charter, by-laws or control-related provisions with the exception of changing any reference from South Dakota to Nevada. Our intent to change our domicile to Nevada is not the result of or in response to any accumulation of stock or threatened takeover. We do not have any plans to implement measures having anti-takeover effects.

15. Completed as requested.  The following was added.

Our reasons for recommending a change of domicile to Nevada include the following benefits to Advanced ID Corporation and its shareholders: (1) Anticipated lower legal fees due to our securities attorney's increased familiarity with Nevada state laws over South Dakota; (2) Officers and directors can be protected from personal liability for lawful acts of the corporation; (3) Stockholders are not public record; (4) No corporate income taxes, taxes on corporate shares or franchise tax; and
(5) Nominal annual filing fees.

The effect of a change in domicile to Nevada with regard to the rights of shareholders is expected to be minimal. For ease of reference, we have highlighted the material differences in shareholder rights in South Dakota as compared to Nevada in the table beginning on the next page.

16. Completed as requested.  The following was added.

With regard to income tax consequences of a change in domicile, there will be no impact as there are no state corporate taxes in either South Dakota or Nevada.

Proposal 4: Reverse Stock Split

17. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

18. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

19. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

20. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

21. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

22. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

23. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

24. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

25. We have deleted the reverse split from the proxy and no longer require shareholders to vote on it.

About Stockholder Proposals

26.   The following has been added.

If you wish to submit proposals to be included in our 2006 Proxy statement, we must receive them on or before December 31, 2005 in order to be considered for inclusion in the proxy statement for that meeting. Shareholder proposals are subject to certain requirements under the federal securities laws and must be submitted in accordance with these
requirements.   Shareholders who wish to make a proposal at our 2006
annual meeting, other than one that will be included in the proxy
materials, must notify us no later than March 31, 2006.   If a
shareholder who wishes to

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present a proposal fails to notify us by this date, the proxies solicited for the meeting will have discretionary authority to vote on the shareholder's proposal if it is properly brought before the
meeting.   If a shareholder makes a timely notification, the proxies
may still exercise discretionary voting authority under circumstances consistent with the applicable proxy rules.

Proxy Card

27.   The statement has been deleted for clarity.

28.   Comment duly noted.

Advanced ID acknowledges that:

   - the company is responsible for the adequacy and accuracy of the disclosure in the filing;
  - staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
  - the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you have any questions regarding the above.

Very truly yours,


/s/Jody M. Walker
-------------------------
Jody M. Walker
Attorney At Law